Document and Entity Information	Aug. 02, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 02, 2024
Entity Registrant Name	EDGIO, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-33508
Entity Tax Identification Number	20-1677033
Entity Address Address Line 1	11811 N. Tatum Blvd
Entity Address Address Line 2	Suite 3031
Entity Address City Or Town	Phoenix
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85028
City Area Code	602
Local Phone Number	850-5000
Entity Information Former Legal Or Registered Name	Limelight Networks, Inc.
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	EGIO
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001391127
Amendment Flag	false